Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000006900 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	MEDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 7,384,613,357
Holdings Count | Holding	485
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class B
Trading Symbol	MEDBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$93	1.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.81%
Net Assets	$ 7,384,613,357
Holdings Count | Holding	485
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006902 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	MEDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$93	1.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.81%
Net Assets	$ 7,384,613,357
Holdings Count | Holding	485
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006903 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class I
Trading Symbol	MEDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 7,384,613,357
Holdings Count | Holding	485
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074224 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class R1
Trading Symbol	MEDDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$93	1.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.81%
Net Assets	$ 7,384,613,357
Holdings Count | Holding	485
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074225 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class R2
Trading Symbol	MEDEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$67	1.31%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%
Net Assets	$ 7,384,613,357
Holdings Count | Holding	485
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074226 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class R3
Trading Symbol	MEDFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 7,384,613,357
Holdings Count | Holding	485
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074227 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class R4
Trading Symbol	MEDGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 7,384,613,357
Holdings Count | Holding	485
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000034483 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class R6
Trading Symbol	MEDHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 7,384,613,357
Holdings Count | Holding	485
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	7,384,613,357	Average Effective Maturity (yrs):	10.4
Total Number of Holdings:	485	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	93.2%
Money Market Funds	6.8%
Issuer country weightings
United States	11.2%
India	4.7%
Chile	4.7%
Mexico	4.7%
Turkey	3.9%
Brazil	3.2%
Oman	3.1%
Egypt	3.0%
South Africa	3.0%
Other Countries	58.5%
Composition including fixed income credit quality
AA	2.8%
A	8.3%
BBB	21.4%
BB	32.2%
B	16.3%
CCC	7.4%
CC	0.4%
C	0.3%
U.S. Government	4.1%
Not Rated	0.0%
Money Market Funds	6.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.